Segment Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of geographical information

Geographical Information	Revenue from external customers 1
	2024	2023	2022
	US$m	US$m	US$m
Asia Pacific	8,445	9,823	12,521
Americas	2,462	2,564	1,545
Europe	2,272	1,607	2,751
Consolidated	13,179	13,994	16,817

1.	Revenue is attributable to geographic location based on the location of the customers.

Summary of segment assets and liabilities

For the year ended 31 December 2024

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2024 US$m	2024 US$m	2024 US$m	2024 US$m	2024 US$m

Liquefied natural gas	5,361	-	1,040	-	6,401
Pipeline gas	1,119	230	-	-	1,349
Crude oil and condensate	1,668	3,143	76	-	4,887
Natural gas liquids	196	39	71	-	306

Revenue from sale of hydrocarbons	8,344	3,412	1,187	-	12,943

Intersegment revenue 1	(23)	(7)	30	-	-
Processing and services revenue	220	-	-	-	220
Shipping and other revenue	-	-	16	-	16

Other revenue	197	(7)	46	-	236

Operating revenue 2	8,541	3,405	1,233	-	13,179

Production costs	(1,051)	(528)	-	-	(1,579)
Royalties, excise and levies	(349)	(23)	-	-	(372)
Insurance	(27)	(9)	-	11	(25)
Inventory movement	55	29	-	-	84

Costs of production	(1,372)	(531)	-	11	(1,892)

Property, plant and equipment depreciation and amortisation	(2,621)	(1,848)	-	(54)	(4,523)

Shipping and direct sales costs	(89)	(86)	(130)	-	(305)
Trading costs	(4)	-	(691)	-	(695)
Other hydrocarbon costs	(51)	-	-	-	(51)
Other cost of sales	(22)	(7)	-	(6)	(35)
Movement in onerous contract provision	-	-	-	-	-

Other cost of sales	(166)	(93)	(821)	(6)	(1,086)

Cost of sales	(4,159)	(2,472)	(821)	(49)	(7,501)

Gross profit	4,382	933	412	(49)	5,678

Other income 3	568	50	23	(17)	624

Exploration and evaluation expenditure 4	(44)	(276)	-	-	(320)
Amortisation of permit acquisition	-	(8)	-	-	(8)
Write-offs	(3)	(6)	-	-	(9)

Exploration and evaluation	(47)	(290)	-	-	(337)

General, administrative and other costs	-	-	-	(445)	(445)
Amortisation of intangible assets	-	-	-	(21)	(21)
Depreciation of lease assets	(58)	(1)	(101)	(50)	(210)
Restoration movement	(176)	6	-	(29)	(199)
Other 5	(55)	(97)	93	(517)	(576)

Other costs	(289)	(92)	(8)	(1,062)	(1,451)

Other expenses	(336)	(382)	(8)	(1,062)	(1,788)

Impairment losses	-	-	-	-	-

Impairment reversals	-	-	-	-	-

Profit/(loss) before tax and net finance costs	4,614	601	427	(1,128)	4,514

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $13,163 million and sub-lease income of $16 million disclosed within shipping and other revenue.
3.
Includes fees and recoveries and other income not associated with the ongoing operations of the business. The Australia segment includes $209 million from the gain on the sell-down of Scarborough to LNG Japan and JERA.

4.	Includes seismic and general permit activities and other exploration costs.
5.	Includes gains and losses on hedging activities, a $314 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.

For the year ended 31 December 2023

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2023 US$m	2023 US$m	2023 US$m	2023 US$m	2023 US$m

Liquefied natural gas	6,867	-	1,298	-	8,165
Pipeline gas	1,088	286	-	-	1,374
Crude oil and condensate	1,611	2,246	124	-	3,981
Natural gas liquids	218	32	31	-	281

Revenue from sale of hydrocarbons	9,784	2,564	1,453	-	13,801

Intersegment revenue 1	(166)	(15)	181	-	-
Processing and services revenue	184	-	-	-	184
Shipping and other revenue	-	-	9	-	9

Other revenue	18	(15)	190	-	193

Operating revenue 2	9,802	2,549	1,643	-	13,994

Production costs	(1,173)	(389)	-	-	(1,562)
Royalties, excise and levies	(462)	(41)	-	-	(503)
Insurance	(41)	(11)	-	(8)	(60)
Inventory movement	(40)	3	-	-	(37)

Costs of production	(1,716)	(438)	-	(8)	(2,162)

Property, plant and equipment depreciation and amortisation	(2,754)	(1,168)	-	(34)	(3,956)

Shipping and direct sales costs	(164)	(83)	(54)	(18)	(319)
Trading costs	(12)	-	(1,056)	-	(1,068)
Other hydrocarbon costs	(7)	-	-	-	(7)
Other cost of sales	(7)	-	-	-	(7)
Movement in onerous contract provision	-	-	-	-	-

Other cost of sales	(190)	(83)	(1,110)	(18)	(1,401)

Cost of sales	(4,660)	(1,689)	(1,110)	(60)	(7,519)

Gross profit	5,142	860	533	(60)	6,475

Other income 3	160	54	26	82	322

Exploration and evaluation expenditure 4	(24)	(253)	-	(2)	(279)
Amortisation of permit acquisition	-	(4)	-	-	(4)
Write-offs	(31)	(46)	-	-	(77)

Exploration and evaluation	(55)	(303)	-	(2)	(360)

General, administrative and other costs	-	-	-	(453)	(453)
Amortisation of intangible assets	-	-	-	(2)	(2)
Depreciation of lease assets	(50)	(14)	(75)	(40)	(179)
Restoration movement	(125)	(22)	-	-	(147)
Other 5	(51)	-	(109)	(272)	(432)

Other costs	(226)	(36)	(184)	(767)	(1,213)

Other expenses	(281)	(339)	(184)	(769)	(1,573)

Impairment losses 6	(534)	(1,383)	-	-	(1,917)

Impairment reversals	-	-	-	-	-

Profit/(loss) before tax and net finance costs	4,487	(808)	375	(747)	3,307

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $13,985 million and sub-lease income of $9 million disclosed within shipping and other revenue.
3.	Includes fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.
4.	Includes seismic and general permit activities and other exploration costs.
5.	Includes losses on hedging activities, a $35 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.
6.	Impairment on property, plant and equipment and goodwill. Refer to Note B.4 for more details.

For the year ended 31 December 2022

	Australia	International	Marketing	New energy/ Corporate	Consolidated
	2022 US$m	2022 US$m	2022 US$m	2022 US$m	2022 US$m

Liquefied natural gas	8,855	-	2,434	-	11,289
Pipeline gas	1,086	276	-	-	1,362
Crude oil and condensate	2,467	1,273	18	-	3,758
Natural gas liquids	171	26	9	-	206

Revenue from sale of hydrocarbons	12,579	1,575	2,461	-	16,615

Intersegment revenue 1	(455)	(5)	460	-	-
Processing and services revenue	175	-	-	-	175
Shipping and other revenue	-	-	27	-	27

Other revenue	(280)	(5)	487	-	202

Operating revenue 2	12,299	1,570	2,948	-	16,817

Production costs	(975)	(313)	-	7	(1,281)
Royalties, excise and levies	(540)	(39)	-	(17)	(596)
Insurance	(35)	(7)	-	(1)	(43)
Inventory movement	44	(3)	-	-	41

Costs of production	(1,506)	(362)	-	(11)	(1,879)

Property, plant and equipment depreciation and amortisation	(2,326)	(439)	-	(33)	(2,798)

Shipping and direct sales costs	(312)	(36)	(73)	142	(279)
Trading costs	(14)	-	(1,763)	-	(1,777)
Other hydrocarbon costs	(19)	-	-	-	(19)
Other cost of sales	(4)	-	-	-	(4)
Movement in onerous contract provision 3	-	-	216	-	216

Other cost of sales	(349)	(36)	(1,620)	142	(1,863)

Cost of sales	(4,181)	(837)	(1,620)	98	(6,540)

Gross profit	8,118	733	1,328	98	10,277

Other income 4	722	4	5	4	735

Exploration and evaluation expenditure 5	(20)	(277)	-	1	(296)
Amortisation of permit acquisition	(1)	(9)	-	-	(10)
Write-offs 6	-	(164)	-	-	(164)

Exploration and evaluation	(21)	(450)	-	1	(470)

General, administrative and other costs 7	(13)	(21)	(10)	(747)	(791)
Depreciation of lease assets	(49)	(11)	-	(80)	(140)
Restoration movement	(234)	(46)	-	8	(272)
Other 8	(8)	(84)	(475)	(486)	(1,053)

Other costs	(304)	(162)	(485)	(1,305)	(2,256)

Other expenses	(325)	(612)	(485)	(1,304)	(2,726)

Impairment losses	-	-	-	-	-

Impairment reversals 9	900	-	-	-	900

Profit/(loss) before tax and net finance costs	9,415	125	848	(1,202)	9,186

1.
Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.

2.	Operating revenue includes revenue from contracts with customers of $ 16,790 million and sub-lease income of $ 27 million disclosed within shipping and other revenue.
3.	Comprises changes in estimates of $245 million offset by provisions used of $ 29 million.
4.
Includes initial gain on Train 2 sell-down of $427 million, revaluation gain on the remeasurement of the Train 2 sell-down variable consideration of $
71

million, fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.

5.	Includes $142 million for various costs relating to the Group’s exit from the Orphan Basin exploration licences in Canada.
6.	$125 million relates to costs of unsuccessful wells that have been written off.
7.	Transaction costs of $419 million incurred as a result of the BHPP merger on 1 June 2022 are included in the New energy/Corporate segment.
8.
Includes losses on hedging activities and changes in fair value of derivative financial instruments of $
960

million in the Marketing and New energy/Corporate segments and other expenses not associated with the ongoing operations of the business.

9.	Impairment reversals on property, plant and equipment.